NET INCOME PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2020
NET INCOME PER ORDINARY SHARE
NET INCOME PER ORDINARY SHARE

17.NET INCOME PER ORDINARY SHARE

The following table sets forth the basic and diluted net income per ordinary share computation and provides a reconciliation of the numerator and denominator for the periods presented (in thousands except per share data):

	For the Year Ended
	December 31,
	2018	2019	2020
Numerator:
Net income/(loss) attributable to Sogou Inc.	$98,781	$89,105	$(108,221)
Numerator for net income/(loss) per ordinary share—basic and diluted	$98,781	$89,105	$(108,221)
Denominator
Weighted average number of ordinary shares outstanding—basic	388,731	389,797	385,365
Incremental shares from treasury stock method	7,167	5,436	—
Weighted average number of ordinary shares outstanding—diluted	395,898	395,233	385,365
Net income/(loss) per ordinary share—basic	$0.25	$0.23	$(0.28)
Net income/(loss) per ordinary share—diluted	$0.25	$0.23	$(0.28)

Options for the purchase of 30,000 and 12,500 Class A Ordinary Shares, respectively, were excluded from the computation of diluted net income per ordinary share for the years ended December 31, 2018 and 2019 because of their anti-dilutive effect. The dilutive effects of share options were calculated using the treasury share method. Because of the anti-dilutive effect, none of the options for the purchase of Class A Ordinary Shares was included in the computation of diluted net income per ordinary share for the year ended December 31, 2020.